Changes in and Reclassifications From Accumulated Other Comprehensive Income - Reclassification of AOCI (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		$ (20)	$ (242)	$ (10)	$ (74)
Net investment income		498	534	778	816
Income before income taxes		331	216	397	465
Provision for income taxes	$ 51	51	30	38	66
Net income	$ 280	280	186	359	399
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		(2)	36	(325)	99
Net Unrealized Gain on Fixed Maturities, AFS | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		(2)	47	(412)	127
Income before income taxes		(2)	47	(412)	127
Provision for income taxes		0	10	(87)	27
Net income		(2)	37	(325)	100
Unrealized Losses on Fixed Maturities, AFS for Which an ACL Has Been Recorded | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		0	0	0	(1)
Income before income taxes		0	0	0	(1)
Provision for income taxes		0	0	0	0
Net income		0	0	0	(1)
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		0	(1)	0	0
Net investment income		0	0	(1)	0
Provision for income taxes		0	0	0	0
Net income		0	(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		0	0	0	0
Net investment income		0	0	(1)	0
Net Gain on Cash Flow Hedging Instruments | Foreign currency swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		0	(1)	0	0
Net investment income		0	0	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes		0	(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		0	0	0	0
Net investment income		0	0	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses		$ 0	$ (1)	$ 0	$ 0